Benefit Plans, Valuation, Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 480	$ 1,200	$ 847
Stock Options [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Options maximum term	5 years
Unrecognized stock-based compensation expense related to non-vested stock options	$ 530
Unrecognized compensation expense, period of recognition	3 years 3 months 18 days
Weighted average fair value of stock options granted (in dollars per share)	$ 6.43
Options [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Weighted average fair value of stock options granted (in dollars per share)	$ 0.98	$ 0.93	$ 1.08
Restricted Common Shares [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 204	$ 325	$ 378
Restricted Shares Units [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 324	$ 352	230
Options maximum term	3 years
Unrecognized stock-based compensation expense	$ 732
Unrecognized compensation expense, period of recognition	27 months
Shares [Roll Forward]
Balance, December 31, 2014 (in shares)	202,400
New awards granted (in shares)	68,300
Forfeited awards (in shares)	(4,500)
Awards became vested or settled (in shares)	(81,000)
Balance, December 31, 2015 (in shares)	185,200	202,400
Shares vested after term	100.00%
Liability related to awards	$ 404	$ 605
Performance Share Units [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense		$ 490	239
Income tax benefit related to stock-based compensation	$ 48
Options maximum term	3 years
Unrecognized stock-based compensation expense	$ 593
Unrecognized compensation expense, period of recognition	30 months
Shares [Roll Forward]
Balance, December 31, 2014 (in shares)	229,500
New awards granted (in shares)	84,200
Awards became vested or settled (in shares)	0
Balance, December 31, 2015 (in shares)	313,700	229,500
Shares vested after term	100.00%
Liability related to awards	$ 699	$ 748
Liability Awards [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	276	870	469
Equity Awards [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 204	$ 325	$ 378
Employees' Plan [Member]
Assumption used to determine fair value of options [Abstract]
Expected dividend yield	4.09%	3.64%	3.72%
Risk-free interest rate	1.74%	1.74%	1.45%
Expected volatility rate	26.20%	21.62%	25.83%
Expected lives	5 years	5 years	5 years